Strategic Income Fund Summary

Class/Ticker: Administrator Class - WSIDX

Summary Prospectus

July 1, 2015

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated March 1, 2015, as supplemented, and statement of additional information ("SAI") dated March 1, 2015, as supplemented, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.53%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.89%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.43%
Fee Waivers	0.67%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.76%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.48%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through February 29, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$78
3 Years	$386
5 Years	$718
10 Years	$1,655

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in income-producing securities;

    up to 100% of the Fund's total assets in debt securities of foreign issuers, including emerging markets issuers, and up to 50% of the Fund's total assets in non-dollar denominated debt securities;

      up to 100% of the Fund's total assets in debt securities that are below investment-grade;

        up to 25% of the Fund's total assets in preferred stocks; and

          up to 10% of the Fund's total assets in debt securities that are in default at the time of purchase.

        We invest principally in income-producing securities, including corporate, mortgage- and asset-backed securities, bank loans, convertible securities, preferred stocks, foreign corporate debt, foreign sovereign debt, supranational agencies and U.S. Government obligations. We may invest a significant portion of the Fund's assets in mortgage-backed securities, including those issued by agencies and instrumentalities of the U.S. Government. We may invest in below investment-grade debt securities (often called "high yield" securities or "junk bonds") of any credit quality, including unrated securities that we deem to be of comparable quality, as well as securities that are in default at the time of purchase.

        We may invest in debt securities of foreign issuers, including emerging markets issuers, denominated in any currency. Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We may seek to add yield by having exposures to a variety of credits, mortgages, and higher yielding countries and currencies.

        We pursue the Fund's investment objective by creating an integrated strategy that combines income-producing securities from a variety of sectors. Portfolio managers meet regularly to review and assess the overall portfolio risk level, the allocation of assets among the different sectors, and the role played by each sector in the portfolio. Wells Capital Management Incorporated determines the allocation of assets, and these allocations can change at any time. Each portfolio manager provides overall asset allocation and/or day-to-day portfolio management, and is responsible for security selection within the portfolio managers' assigned sectors.

        The investment process for both asset allocation and security selection focuses on the value-driven measures that are used by the portfolio managers when managing sector assignments such as high yield bonds, global bonds, emerging markets, investment-grade bonds, and mortgages. We seek to add return by allocating assets to sectors that we believe offer better opportunities and by using rigorous credit research to identify attractive individual securities. The portfolio managers utilize proprietary tools when measuring opportunities and risks associated with country, currency, credit and mortgage exposures. Securities are sold and allocations to various sectors are reduced when prices rise significantly above our estimates of underlying value, when changes in the financial environment indicate that securities or sectors at current prices no longer offer attractive risk-adjusted returns, or due to cash flow needs.

        While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's overall dollar-weighted average effective duration to be between 0 and 6 years. "Dollar-weighted average effective duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration. We may use futures to manage duration exposure. There are no fixed weights for the Fund's allocation across various sectors or markets. The pursuit of the Fund's investment objective of total return, a component of which consists of a high level of current income, however, implies that the Fund will normally seek to have significant holdings of securities offering higher yields relative to U.S. Treasuries.

        In addition to currency exposures stemming from our management of non-dollar denominated bonds, including the hedging and cross-hedging of currency exposures associated with these securities, we can manage currency as a separate asset class. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.

        Principal Investment Risks

        An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

        Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

        Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

        Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

        Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

        Foreign Currency Contracts Risk. A Fund that enters into foreign currency contracts, which are a type of derivative, is subject to the risk that the adviser may be incorrect in its judgment of future exchange rate changes.

        Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

        Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

        Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

        High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

        Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

        Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

        Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

        Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

        Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

        New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

        Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than one year after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

        U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

        Performance

        The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

        Calendar Year Total Returns as of 12/31 each year
        Administrator Class

Highest Quarter: 2nd Quarter 2014	+1.85%
Lowest Quarter: 3rd Quarter 2014	-1.38%

Average Annual Total Returns for the periods ended 12/31/2014
	Inception Date of Share Class	1 Year	5 Year	Performance Since 1/31/2013
Administrator Class (before taxes)	1/31/2013	2.29%	N/A	0.88%
Administrator Class (after taxes on distributions)	1/31/2013	0.97%	N/A	-0.66%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	1/31/2013	1.30%	N/A	-0.03%
Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)		5.56%	N/A	2.42%
BofA Merrill Lynch 3 Month U.S. Dollar LIBOR Constant Maturity Index (reflects no deduction for fees, expenses, or taxes)		0.23%	N/A	0.26%

        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

        Fund Management

Adviser	Sub-Advisers	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	First International Advisors, LLC	Tony Norris, Portfolio Manager / 2013 Alex Perrin, Portfolio Manager / 2015
Wells Capital Management Incorporated

        Ashok Bhatia, CFA, Portfolio Manager / 2015
        David Germany, Ph.D., Portfolio Manager / 2013
        Niklas Nordenfelt, CFA, Portfolio Manager / 2013
        Margaret D. Patel, Portfolio Manager / 2013
        Alex Perrin, Portfolio Manager / 2015
        Thomas M. Price, CFA, Portfolio Manager / 2013
        Scott M. Smith, CFA, Portfolio Manager / 2013
        Noah Wise, CFA, Portfolio Manager / 2015

        Purchase and Sale of Fund Shares

        Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

        Tax Information

        Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

        Payments to Broker-Dealers and Other Financial Intermediaries

        If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

        Strategic Income Fund Summary

        Class/Ticker: Institutional Class - WSINX

        Summary Prospectus

        July 1, 2015

Link to Prospectus	Link to SAI

        Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated March 1, 2015, as supplemented, and statement of additional information ("SAI") dated March 1, 2015, as supplemented, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

        Investment Objective

        The Fund seeks total return, consisting of a high level of current income and capital appreciation.

        Fees and Expenses

        These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.53%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.16%
Fee Waivers	0.55%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.61%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.48%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through February 28, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

        Example of Expenses

        The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$62
3 Years	$314
5 Years	$585
10 Years	$1,360

        Portfolio Turnover

        The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

        Principal Investment Strategies

        Under normal circumstances, we invest:

          at least 80% of the Fund's net assets in income-producing securities;

            up to 100% of the Fund's total assets in debt securities of foreign issuers, including emerging markets issuers, and up to 50% of the Fund's total assets in non-dollar denominated debt securities;

              up to 100% of the Fund's total assets in debt securities that are below investment-grade;

                up to 25% of the Fund's total assets in preferred stocks; and

                  up to 10% of the Fund's total assets in debt securities that are in default at the time of purchase.

                We invest principally in income-producing securities, including corporate, mortgage- and asset-backed securities, bank loans, convertible securities, preferred stocks, foreign corporate debt, foreign sovereign debt, supranational agencies and U.S. Government obligations. We may invest a significant portion of the Fund's assets in mortgage-backed securities, including those issued by agencies and instrumentalities of the U.S. Government. We may invest in below investment-grade debt securities (often called "high yield" securities or "junk bonds") of any credit quality, including unrated securities that we deem to be of comparable quality, as well as securities that are in default at the time of purchase.

                We may invest in debt securities of foreign issuers, including emerging markets issuers, denominated in any currency. Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We may seek to add yield by having exposures to a variety of credits, mortgages, and higher yielding countries and currencies.

                We pursue the Fund's investment objective by creating an integrated strategy that combines income-producing securities from a variety of sectors. Portfolio managers meet regularly to review and assess the overall portfolio risk level, the allocation of assets among the different sectors, and the role played by each sector in the portfolio. Wells Capital Management Incorporated determines the allocation of assets, and these allocations can change at any time. Each portfolio manager provides overall asset allocation and/or day-to-day portfolio management, and is responsible for security selection within the portfolio managers' assigned sectors.

                The investment process for both asset allocation and security selection focuses on the value-driven measures that are used by the portfolio managers when managing sector assignments such as high yield bonds, global bonds, emerging markets, investment-grade bonds, and mortgages. We seek to add return by allocating assets to sectors that we believe offer better opportunities and by using rigorous credit research to identify attractive individual securities. The portfolio managers utilize proprietary tools when measuring opportunities and risks associated with country, currency, credit and mortgage exposures. Securities are sold and allocations to various sectors are reduced when prices rise significantly above our estimates of underlying value, when changes in the financial environment indicate that securities or sectors at current prices no longer offer attractive risk-adjusted returns, or due to cash flow needs.

                While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's overall dollar-weighted average effective duration to be between 0 and 6 years. "Dollar-weighted average effective duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration. We may use futures to manage duration exposure. There are no fixed weights for the Fund's allocation across various sectors or markets. The pursuit of the Fund's investment objective of total return, a component of which consists of a high level of current income, however, implies that the Fund will normally seek to have significant holdings of securities offering higher yields relative to U.S. Treasuries.

                In addition to currency exposures stemming from our management of non-dollar denominated bonds, including the hedging and cross-hedging of currency exposures associated with these securities, we can manage currency as a separate asset class. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.

                Principal Investment Risks

                An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

                Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

                Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

                Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

                Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

                Foreign Currency Contracts Risk. A Fund that enters into foreign currency contracts, which are a type of derivative, is subject to the risk that the adviser may be incorrect in its judgment of future exchange rate changes.

                Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

                Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

                Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

                High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

                Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

                Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

                Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

                Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

                Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

                New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

                Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than one year after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

                U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

                Performance

                The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

                Calendar Year Total Returns as of 12/31 each year
                Institutional Class

Highest Quarter: 2nd Quarter 2014	+1.93%
Lowest Quarter: 3rd Quarter 2014	-1.31%

Average Annual Total Returns for the periods ended 12/31/2014
	Inception Date of Share Class	1 Year	5 Year	Performance Since 1/31/2013
Institutional Class (before taxes)	1/31/2013	2.47%	N/A	1.05%
Institutional Class (after taxes on distributions)	1/31/2013	1.02%	N/A	-0.61%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	1/31/2013	1.40%	N/A	0.05%
Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)		5.56%	N/A	2.42%
BofA Merrill Lynch 3 Month U.S. Dollar LIBOR Constant Maturity Index (reflects no deduction for fees, expenses, or taxes)		0.23%	N/A	0.26%

                After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                Fund Management

Adviser	Sub-Advisers	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	First International Advisors, LLC	Tony Norris, Portfolio Manager / 2013 Alex Perrin, Portfolio Manager / 2015
Wells Capital Management Incorporated

                Ashok Bhatia, CFA, Portfolio Manager / 2015
                David Germany, Ph.D., Portfolio Manager / 2013
                Niklas Nordenfelt, CFA, Portfolio Manager / 2013
                Margaret D. Patel, Portfolio Manager / 2013
                Alex Perrin, Portfolio Manager / 2015
                Thomas M. Price, CFA, Portfolio Manager / 2013
                Scott M. Smith, CFA, Portfolio Manager / 2013
                Noah Wise, CFA, Portfolio Manager / 2015

                Purchase and Sale of Fund Shares

                Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

                Tax Information

                Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

                Payments to Broker-Dealers and Other Financial Intermediaries

                If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

                Strategic Income Fund Summary

                Class/Ticker: Class A - WSIAX; Class C - WSICX

                Summary Prospectus

                July 1, 2015

Link to Prospectus	Link to SAI

                Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated March 1, 2015, as supplemented, and statement of additional information ("SAI") dated March 1, 2015, as supplemented, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

                Investment Objective

                The Fund seeks total return, consisting of a high level of current income and capital appreciation.

                Fees and Expenses

                These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 30 and 32 of the Prospectus and "Additional Purchase and Redemption Information" on page 56 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.53%	0.53%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.95%	0.95%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.49%	2.24%
Fee Waivers	0.58%	0.58%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.91%	1.66%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.48%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	The Adviser has contractually committed through February 28, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.90% for Class A and 1.65% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

                Example of Expenses

                The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$539	$269	$169
3 Years	$845	$645	$645
5 Years	$1,174	$1,147	$1,147
10 Years	$2,102	$2,530	$2,530

                Portfolio Turnover

                The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

                Principal Investment Strategies

                Under normal circumstances, we invest:

                  at least 80% of the Fund's net assets in income-producing securities;

                    up to 100% of the Fund's total assets in debt securities of foreign issuers, including emerging markets issuers, and up to 50% of the Fund's total assets in non-dollar denominated debt securities;

                      up to 100% of the Fund's total assets in debt securities that are below investment-grade;

                        up to 25% of the Fund's total assets in preferred stocks; and

                          up to 10% of the Fund's total assets in debt securities that are in default at the time of purchase.

                        We invest principally in income-producing securities, including corporate, mortgage- and asset-backed securities, bank loans, convertible securities, preferred stocks, foreign corporate debt, foreign sovereign debt, supranational agencies and U.S. Government obligations. We may invest a significant portion of the Fund's assets in mortgage-backed securities, including those issued by agencies and instrumentalities of the U.S. Government. We may invest in below investment-grade debt securities (often called "high yield" securities or "junk bonds") of any credit quality, including unrated securities that we deem to be of comparable quality, as well as securities that are in default at the time of purchase.

                        We may invest in debt securities of foreign issuers, including emerging markets issuers, denominated in any currency. Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We may seek to add yield by having exposures to a variety of credits, mortgages, and higher yielding countries and currencies.

                        We pursue the Fund's investment objective by creating an integrated strategy that combines income-producing securities from a variety of sectors. Portfolio managers meet regularly to review and assess the overall portfolio risk level, the allocation of assets among the different sectors, and the role played by each sector in the portfolio. Wells Capital Management Incorporated determines the allocation of assets, and these allocations can change at any time. Each portfolio manager provides overall asset allocation and/or day-to-day portfolio management, and is responsible for security selection within the portfolio managers' assigned sectors.

                        The investment process for both asset allocation and security selection focuses on the value-driven measures that are used by the portfolio managers when managing sector assignments such as high yield bonds, global bonds, emerging markets, investment-grade bonds, and mortgages. We seek to add return by allocating assets to sectors that we believe offer better opportunities and by using rigorous credit research to identify attractive individual securities. The portfolio managers utilize proprietary tools when measuring opportunities and risks associated with country, currency, credit and mortgage exposures. Securities are sold and allocations to various sectors are reduced when prices rise significantly above our estimates of underlying value, when changes in the financial environment indicate that securities or sectors at current prices no longer offer attractive risk-adjusted returns, or due to cash flow needs.

                        While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's overall dollar-weighted average effective duration to be between 0 and 6 years. "Dollar-weighted average effective duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration. We may use futures to manage duration exposure. There are no fixed weights for the Fund's allocation across various sectors or markets. The pursuit of the Fund's investment objective of total return, a component of which consists of a high level of current income, however, implies that the Fund will normally seek to have significant holdings of securities offering higher yields relative to U.S. Treasuries.

                        In addition to currency exposures stemming from our management of non-dollar denominated bonds, including the hedging and cross-hedging of currency exposures associated with these securities, we can manage currency as a separate asset class. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.

                        Principal Investment Risks

                        An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

                        Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

                        Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

                        Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

                        Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

                        Foreign Currency Contracts Risk. A Fund that enters into foreign currency contracts, which are a type of derivative, is subject to the risk that the adviser may be incorrect in its judgment of future exchange rate changes.

                        Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

                        Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

                        Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

                        High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

                        Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

                        Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

                        Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

                        Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

                        Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

                        New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

                        Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than one year after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

                        U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

                        Performance

                        The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

                        Calendar Year Total Returns for Class A as of 12/31 each year
                        (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2014	+1.95%
Lowest Quarter: 3rd Quarter 2014	-1.40%

Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Performance Since 1/31/2013
Class A (before taxes)	1/31/2013	-2.45%	N/A	-1.66%
Class A (after taxes on distributions)	1/31/2013	-3.69%	N/A	-3.15%
Class A (after taxes on distributions and the sale of Fund Shares)	1/31/2013	-1.39%	N/A	-1.93%
Class C (before taxes)	1/31/2013	0.38%	N/A	-0.02%
Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)		5.56%	N/A	2.42%
BofA Merrill Lynch 3 Month U.S. Dollar LIBOR Constant Maturity Index (reflects no deduction for fees, expenses, or taxes)		0.23%	N/A	0.26%

                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

                        Fund Management

Adviser	Sub-Advisers	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	First International Advisors, LLC	Tony Norris, Portfolio Manager / 2013 Alex Perrin, Portfolio Manager / 2015
Wells Capital Management Incorporated

                        Ashok Bhatia, CFA, Portfolio Manager / 2015
                        David Germany, Ph.D., Portfolio Manager / 2013
                        Niklas Nordenfelt, CFA, Portfolio Manager / 2013
                        Margaret D. Patel, Portfolio Manager / 2013
                        Alex Perrin, Portfolio Manager / 2015
                        Thomas M. Price, CFA, Portfolio Manager / 2013
                        Scott M. Smith, CFA, Portfolio Manager / 2013
                        Noah Wise, CFA, Portfolio Manager / 2015

                        Purchase and Sale of Fund Shares

                        In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

                        Minimum Initial Investment
                        Regular Accounts: $1,000
                        IRAs, IRA Rollovers, Roth IRAs: $250
                        UGMA/UTMA Accounts: $50
                        Employer Sponsored Retirement Plans: No Minimum

                        Minimum Additional Investment
                        Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
                        UGMA/UTMA Accounts: $50
                        Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

                        Tax Information

                        Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

                        Payments to Broker-Dealers and Other Financial Intermediaries

                        If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI